GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of General And Administrative Expense [Abstract]
Schedule of Detailed General and Administrative Expense
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Employee compensation and benefits	$522	$638	$648
Management fees	307	299	302
Transaction costs	60	69	80
Professional fees	123	144	169
Facilities and technology fees	51	67	62
Other	162	174	143
Total general and administrative expense	$1,225	$1,391	$1,404